Accrued Liabilities and Other Payables (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Accrued Liabilities and Other Payables
Customer deposits on Wangyibao accounts		¥ 1,554,789	¥ 1,321,762
Marketing expenses		1,434,596	689,055
Accrued fixed assets related payables		294,970	259,675
Server custody fees and telecommunication charges		232,395	132,062
Accrued revenue sharing		187,838	68,474
Other staff related cost		38,950	49,423
Content cost		406,890	67,742
Professional fees		65,404	40,863
Accrued freight and warehousing charge		257,877	107,760
Others		218,601	309,788
Total accrued liabilities and other payables	$ 721,195	¥ 4,692,310	3,219,419
2009 RSU Plan
Accrued Liabilities and Other Payables
RSU payables			¥ 172,815